GOODWILL - Goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill by segment
Goodwill	R$ 11,995,727	R$ 13,853,114	R$ 10,825,148	R$ 11,634,464
Brazil
Goodwill by segment
Goodwill		373,135	373,135
North America
Goodwill by segment
Goodwill	R$ 11,995,727	R$ 13,479,979	R$ 10,452,013